Equity Method Investments - Summary of Financial Information for Refinitiv with Reconciliation to Thomson Reuters Carrying Value of its Investment (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Assets
Current assets	$ 3,040		$ 3,040		$ 3,071
Total assets	16,903		16,903		17,295
Revenues	1,405	$ 1,423	2,925	$ 2,910
Liabilities
Current liabilities	2,159		2,159		3,219
Total liabilities	7,594		7,594		7,735
Net loss	126	180	319	284
Net loss attributable to Refinitiv	126	180	319	284
Thomson Reuters carrying amount	1,291		1,291		1,551
Refinitiv [member]
Assets
Current assets	2,285		2,285		2,031
Non-current assets	20,252		20,252		20,709
Total assets	22,537		22,537		22,740
Revenues	1,588	1,550	3,221	3,117
Liabilities
Current liabilities	3,559		3,559		3,398
Non-current liabilities	13,944		13,944		13,964
Total liabilities	17,503		17,503		17,362
Net loss	(326)	(302)	(419)	(545)
Net assets	5,034		5,034		5,378
Remove: Net earnings attributable to non-controlling interests	(18)	(11)	(54)	(29)
Non-controlling interests	(2,298)		(2,298)		(2,100)
Other	(237)		(237)		(195)
Net assets attributable to Refinitiv, Beginning balance			3,083	4,514	4,514
Net loss attributable to Refinitiv	(344)	(313)	(473)	(574)	(1,353)
Other comprehensive income (loss) attributable to Refinitiv	128	46	(111)	(31)	(78)
Total comprehensive loss attributable to Refinitiv	(216)	$ (267)	(584)	$ (605)
Net assets attributable to Refinitiv, Ending balance	$ 2,499		$ 2,499		$ 3,083
Thomson Reuters % share	45.00%		45.00%		45.00%
Thomson Reuters carrying amount	$ 1,125		$ 1,125		$ 1,387